Document and Entity Information	Jan. 03, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 03, 2023
Entity Registrant Name	Alvarium Tiedemann Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40103
Entity Tax Identification Number	92-1552220
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	396-5904
Entity Information, Former Legal or Registered Name	Cartesian Growth Corporation
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001838615
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	505 Fifth Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	ALTI
Security Exchange Name	NASDAQ
Public Warrants Liability [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	ALTIW
Security Exchange Name	NASDAQ